Subsequent Events - Additional Information (Detail) - Subsequent Event [Member] - M2FX Limited [Member] $ in Millions	Jan. 07, 2016 USD ($)
Subsequent Event [Line Items]
Percentage of outstanding shares acquired	100.00%
Acquisition price	$ 16
Business acquisition, additional consideration	$ 9